Financial Risk Management - Summary of Contractual Maturities of Non-derivative Financial Liabilities (Details)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 CAD ($)
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade payables	$ 9,479,659
Lease liabilities	9,915,570
Borrowings	67,664,631
Total non derivatives	87,059,860
Trade payables Carrying amount	9,479,659		$ 4,356,556
Lease liabilities Carrying amount	7,755,532		7,531,188
Borrowings	53,626,542	$ 13,376	$ 6,263,625	$ 1,919
Total non derivatives Carrying amount	70,861,733
Not Later Than Six Months
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Trade payables	9,479,659
Lease liabilities	403,904
Borrowings	1,588,618
Total non derivatives	11,472,181
Later than six months and not later than one year [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	403,904
Borrowings	1,661,129
Total non derivatives	2,065,033
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	832,181
Borrowings	3,472,057
Total non derivatives	4,304,238
Later than two years and not later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	2,496,544
Borrowings	10,648,817
Total non derivatives	13,145,361
Later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities	5,779,037
Borrowings	50,294,010
Total non derivatives	$ 56,073,047